Discontinued Operations (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017
Gain on sale of discontinued operation			$ 12,807
PCB business [Member]
Gross proceeds from sale of discontinued operations			32,000
Acquisition expense deducted from gross proceeds from sale of discontinued operations			2,000
Gain on sale of discontinued operation			$ 12,800